Goodwill	12 Months Ended
Sep. 30, 2025
Intangible assets and goodwill [abstract]
Goodwill	Goodwill
Effective October 1, 2024, the Company realigned its management structure, resulting in the reorganization of its operating segments (Note 29). The former operating segments of Scandinavia and Central Europe (Germany, Sweden, and Norway) and Northwest and Central-East Europe (primarily Netherlands, Denmark, and Czech Republic) were reorganized into Scandinavia, Northwest, and Central-East Europe operating segment (primarily Sweden, Netherlands, Norway, Denmark, and Czech Republic), and Germany operating segment. As a result, the Company is managed through the following nine operating segments: Western and Southern Europe (primarily France, Portugal and Spain); United States (U.S.) Commercial and State Government; U.S. Federal; Canada; Scandinavia, Northwest and Central-East Europe (primarily Sweden, Netherlands, Norway, Denmark and Czech Republic); United Kingdom (U.K.) and Australia; Germany; Finland, Poland and Baltics; and Asia Pacific Global Delivery Centers of Excellence (mainly India and Philippines) (Asia Pacific).
Due to the changes in operating segments and that CGUs correspond to the operating segments, the Company reallocated goodwill to the revised CGUs using their relative fair value. There were no triggering events for an early impairment test before the reclassification.
The operating segments reflect the fiscal year 2025 revised management structure and the way that the CODM, who is the President and Chief Executive Officer of the Company, evaluates the business.
The Company completed the annual impairment test during the fourth quarter of the fiscal year 2025 and did not identify any impairment.
The movements in goodwill were as follows:

	Western and Southern Europe	U.S. Commercial and State Government	U.S. Federal	Canada	Scandinavia, Northwest and Central- East Europe[1]	U.K. and Australia	Germany	Finland, Poland and Baltics	Asia Pacific	Total
	$	$	$	$	$	$	$	$	$	$
As at September 30, 2024	1,635,707	1,298,257	1,484,296	1,142,148	2,021,014	980,940	—	637,177	270,837	9,470,376
Goodwill reallocation	—	—	—	—	(733,992)	—	733,992	—	—	—
Business acquisitions (Note 27)	217,519	237,886	47,507	28,750	—	1,143,403	45,702	—	—	1,720,767
Foreign currency translation adjustment	143,498	35,124	46,908	—	125,423	81,110	68,568	54,312	(1,304)	553,639
As at September 30, 2025	1,996,724	1,571,267	1,578,711	1,170,898	1,412,445	2,205,453	848,262	691,489	269,533	11,744,782
1 As at September 30, 2024, the goodwill of Scandinavia and Central Europe of $1,462,970 and Northwest and Central-East Europe of $558,044, under the old management structure, were combined for presentation purposes.
Key assumptions in goodwill impairment testing
The key assumptions for the CGUs are disclosed in the following tables for the years ended September 30:

2025	Western and Southern Europe	U.S. Commercial and State Government	U.S. Federal	Canada	Scandinavia, Northwest and Central- East Europe	U.K. and Australia	Germany	Finland, Poland and Baltics	Asia Pacific
	%	%	%	%	%	%	%	%	%
Pre-tax WACC	9.7	11.3	11.4	9.1	8.5	11.1	10.1	9.9	15.9
Long-term growth rate of net operating cash flows[1]	2.0	2.0	2.0	2.0	2.0	2.0	1.9	2.0	2.0

2024	Western and Southern Europe	U.S. Commercial and State Government	U.S. Federal	Canada	Scandinavia and Central Europe	U.K. and Australia	Northwest and Central-East Europe	Finland, Poland and Baltics	Asia Pacific
	%	%	%	%	%	%	%	%	%
Pre-tax WACC	10.3	11.4	10.3	10.9	10.0	11.5	10.2	10.3	17.8
Long-term growth rate of net operating cash flows[1]	2.0	2.0	2.0	2.0	2.0	2.0	2.0	2.0	2.0
[1] The long-term growth rate is based on the lower of published industry research growth and 2.0%.